Average Annual Total Returns - QS Variable Moderate Growth	May 01, 2021
CompositeBenchmarkreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	15.57%
5 Years	11.18%
10 Years	9.65%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
10 Years	13.79%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Class I
Average Annual Return:
1 Year	11.07%
5 Years	9.58%
10 Years	8.49%